Related party transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Name of Related Party
The table below sets forth the major related parties that had transactions with the Group, and their relationships with the Group:

No.	Name of Related Parties	Relationships
1	Zheng Nan	Chief Executive Officer
2	Zheng Jiahua	Chairman of the Board of Directors
3	Hangzhou Yinuo Technology Co., Ltd.	Entity controlled by shareholders
4	Chongqing Zijing Huangcheng International Co., Ltd. Hangzhou Branch (“Chongqing Zijin Huangcheng”)	Entity controlled by Zheng Nan’s immediate family

Schedule of Related Party Transactions
(a)	The Group entered into the following transactions with related parties:

	For the years ended June 30,
	2023	2024	2025
	RMB	RMB	RMB
Nature
Loan s from a related party
Zheng Jiahua	-	300,000	3,030,000
Repayment of loan s from a related party
Zheng Jiahua	-	300,000	3,030,000
Loan s to related parties
Zheng Jiahua	-	400,000	500,000
Zheng Nan	-	-	6,300,000
Collection from loan s to related parties
Zheng Jiahua	-	-	500,000
Zheng Nan	-	400,000	6,300,000
A mount received on behalf of the Group
Zheng Nan	-	111,341	191,820
Collection of accounts receivable on behalf of the Group
Zheng Nan	-	-	223,316
Information marketing services procured from a related party
Chongqing Zijin Huangcheng	-	-	255,000

Schedule of Due From Related Party
(b)	The Group had the following balances with related parties as of June 30, 2024 and 2025:

	As of June 30,
Amounts due from related parties	2024	2025
	RMB	RMB
Zheng Nan (1)	111,341	79,845
Chongqing Zijin Huangcheng (2)	-	200,000
Total	111,341	279,845

(1)	The balance represented the travel service payments received through the platform fund account on Zelle, a digital payment platform, held by Mr. Zheng Nan, the Chief Executive Officer of the Group.
(2)	The balance represented the prepayments to Chongqing Zijin Huangcheng for marketing services.